S000011985 [Member] Expense Example - BATS: Interest Rate Hedge Series - BATS: Interest Rate Hedge Series	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	$ 179